RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				12 Months Ended
	Feb. 10, 2021	Feb. 08, 2021	Oct. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Promissory note - related party					$ 160,000
Repayment of promissory note - related party				$ 160,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Aggregate principal amount			$ 300,000
Repayment of promissory note - related party	$ 80,000	$ 80,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant				$ 2,000,000
Price of warrant				$ 1.50